CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 14,396	$ 12,694
Other financial assets	26,899	16,546
Accounts receivable and other	27,378	21,760
Inventory	12,843	11,415
Assets classified as held for sale	2,830	11,958
Equity accounted investments	47,094	46,100
Investment properties	115,100	100,865
Property, plant and equipment	124,268	115,489
Intangible assets	38,411	30,609
Goodwill	28,662	20,227
Deferred income tax assets	3,403	3,340
Total assets	441,284	391,003
Liabilities and Equity
Corporate Borrowings	11,390	10,875
Accounts payable and other	57,065	52,546
Liabilities associated with assets classified as held for sale	876	3,148
Non-recourse borrowings of managed entities	202,684	165,057
Deferred income tax liabilities	23,190	20,328
Subsidiary equity obligations	4,188	4,308
Equity [abstract]
Equity	141,891	134,741
Total liabilities and equity	441,284	391,003
Non-controlling interests
Equity [abstract]
Equity	98,138	88,386
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,147	5,488
Common shares | Non-controlling interests
Equity [abstract]
Equity	92,991	82,898
Common shares | Common equity
Equity [abstract]
Equity	$ 39,608	$ 42,210